CONCENTRATIONS - Insurance carriers (Details)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Supplier Concentration Risk
Concentration Risk
Concentration of risk	0.00%	0.00%	0.00%
Revenue | Customer concentration | A
Concentration Risk
Concentration of risk	32.00%
Concentration of risk		0.00%	0.00%
Revenue | Customer concentration | B
Concentration Risk
Concentration of risk	28.00%
Concentration of risk		0.00%	0.00%
Revenue | Customer concentration | C
Concentration Risk
Concentration of risk	10.00%
Concentration of risk		0.00%	0.00%
Revenue | Customer concentration | D
Concentration Risk
Concentration of risk		21.00%
Concentration of risk	0.00%		0.00%
Revenue | Customer concentration | E
Concentration Risk
Concentration of risk		13.00%	15.00%
Concentration of risk	0.00%
Revenue | Customer concentration | F
Concentration Risk
Concentration of risk			15.00%
Concentration of risk	0.00%	0.00%
Revenue | Customer concentration | G
Concentration Risk
Concentration of risk			13.00%
Concentration of risk	0.00%	0.00%
Revenue | Customer concentration | H
Concentration Risk
Concentration of risk			10.00%
Concentration of risk	0.00%	0.00%
Accounts Receivable | Customer concentration
Concentration Risk
Concentration of risk	89.40%	77.50%